Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances and transactions with related parties [Abstract]
Receivable		$ 163,344	$ 207,964
Payable		87,573	18,379
Revenues [Abstract]
Revenue, related parties		160,530	187,492	$ 788
Costs: [Abstract]
Sub-agency commissions	[1]	264,743	0	0
Expenses: [Abstract]
Other expenses	[2]	391	366	415
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[3]	159,772	187,426	0
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[4]	758	0	0
Leases [Member]
Revenues [Abstract]
Revenue, related parties	[5]	0	66	788
TMM Division Maritima, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	163,344	148,866
Payable	[6]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	87,573	18,379
Services & Solutions Optimus, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable		0	59,098
Payable		0	0
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		40,851	33,790	31,065
Social security costs		497	462	471
Short-term benefits		$ 41,348	$ 34,252	$ 31,536

[1]	Shipping agency servicies provided by SSA Mexico, S.A. de C.V. to Administradora Maritima TMM, S.A.P.I. de C.V.
[2]	Management consulting provided by SSA Mexico, S.A. de C.V. to Administracion Portuaria Integral de Acapulco, S.A. de C.V.
[3]	Maritime services between TMM Direccion Corporativa, S.A. de C.V, subsidiary of Grupo TMM and TMM DM.
[4]	Shipping agency services between Administradora Maritima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM and TMM DM.
[5]	Grupo TMM, S.A.B. leasing operation with SSA Mexico, S.A. de C.V. in Acapulco, Guerrero.
[6]	The accounts receivable are related to the maritime services provided to TMM DM by TMM Direccion Corporativa, S.A. de C.V, a Grupo TMM subsidiary.
[7]	The accounts payables to SSA Mexico, S.A. de C.V., are largely due to subagency services that this related party provides to Grupo TMM.